Inventory	6 Months Ended
Jun. 30, 2025
Inventory
Inventory

11.Inventory

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Raw materials	1,290	1,080
Work in progress	2,351	2,546
Finished goods	1,691	1,090
Total Inventory	5,332	4,716

The increase in inventory is due to increasing activities to prepare for the commercialization in US and further scale-up of the commercialization in EU in 2025.